Operating Segment Information - Geographic Non-current Assets Information (Detail) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 300,825,264	$ 260,306,236
Taiwan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	143,009,330	158,066,796
Singapore [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	107,247,569	55,322,448
China (includes Hong Kong) [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	38,271,386	33,424,815
Japan [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	12,235,336	13,415,669
Others [member]
Disclosure of Geographical Areas [Line Items]
Non-current assets	$ 61,643	$ 76,508